EQ ADVISORS TRUSTSM

1290 VT GAMCO Mergers & Acquisitions Portfolio

1290 VT GAMCO Small Company Value Portfolio

SUPPLEMENT DATED MARCH 27, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “1290 VT GAMCO Mergers & Acquisitions Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: GAMCO Asset Management, Inc. (“GAMCO” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following information:

Portfolio Managers: The members of the team that are jointly and primarily responsible for the securities selection, research and trading for the Portfolio are:

Name	Title	Since
Mario J. Gabelli	Chief Executive Officer and Chief Investment Officer of Value Portfolios of GAMCO	2003
Christopher J. Marangi	President and Co-Chief Investment Officer of Value Portfolios of GAMCO	2026
Kevin V. Dreyer	Co-Chief Investment Officer of Value Portfolios of GAMCO	2026
Willis Brucker	Portfolio Manager of GAMCO	2026

The section of the Summary Prospectus and Prospectus entitled “1290 VT GAMCO Small Company Value Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: GAMCO Asset Management, Inc. (“GAMCO” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following information:

Portfolio Managers: The members of the team that are jointly and primarily responsible for the securities selection, research and trading for the Portfolio are:

Name	Title	Since
Mario J. Gabelli	Chief Executive Officer and Chief Investment Officer of Value Portfolios of GAMCO	1996
Christopher J. Marangi	President and Co-Chief Investment Officer of Value Portfolios of GAMCO	2026
Kevin V. Dreyer	Co-Chief Investment Officer of Value Portfolios of GAMCO	2026

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — GAMCO Asset Management, Inc.” is amended by deleting the second paragraph in its entirety and replacing it with the following information:

Mario J. Gabelli, Christopher J. Marangi, Kevin V. Dreyer, and Willis Brucker are jointly and primarily responsible for the investment decisions for the 1290 VT GAMCO Mergers & Acquisitions Portfolio. Mario J. Gabelli, Christopher J. Marangi, and Kevin V. Dreyer are jointly and primarily responsible for the investment decisions for the 1290 VT GAMCO Small Company Value Portfolio.

Mario J. Gabelli serves as the Chief Executive Officer and Chief Investment Officer of Value Portfolios at GAMCO and has over 50 years of experience in the investment industry.

Christopher J. Marangi serves as President and Co-Chief Investment Officer of Value Portfolios at GAMCO and has over 25 years of experience in the investment industry. Mr. Marangi joined GAMCO in 2003.

Kevin V. Dreyer serves as Co-Chief Investment Officer of Value Portfolios at GAMCO and has over 20 years of experience in the investment industry. Mr. Dreyer joined GAMCO in 2005.

Willis Brucker is a Portfolio Manager at GAMCO specializing in global merger arbitrage and event-driven investing and has over 20 years of experience in the investment industry. Mr. Brucker joined GAMCO in 2004.

***

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — GAMCO Asset Management, Inc.” is amended to include the following information:

GAMCO Asset Management, Inc. (“GAMCO”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2025						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

1290 VT GAMCO Mergers & Acquisitions Portfolio
Christopher J. Marangi	10	$7.6 billion	1	$22.6 million	240	$605.9 million	0	N/A	0	N/A	0	N/A
Kevin V. Dreyer	6	$7.4 billion	1	$22.6 million	234	$592.9 million	0	N/A	0	N/A	0	N/A
Willis Brucker	2	$141.7 million	0	N/A	3	$1.1 million	1	$132.0 million	0	N/A	0	N/A

1290 VT GAMCO Small Company Value Portfolio
Christopher J. Marangi	10	$7.6 billion	1	$22.6 million	240	$605.9 million	0	N/A	0	N/A	0	N/A
Kevin V. Dreyer	6	$7.4 billion	1	$22.6 million	234	$592.9 million	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of December 31, 2025

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

1290 VT GAMCO Mergers & Acquisitions Portfolio
Christopher J. Marangi	X
Kevin V. Dreyer	X
Willis Brucker	X

1290 VT GAMCO Small Company Value Portfolio
Christopher J. Marangi	X
Kevin V. Dreyer	X